Financial assets and liabilities held for trading (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Liabilities Held For Trading [Abstract]
Derivative financial instruments		R$ 14,274,999
Total	R$ 0	R$ 14,274,999